SHARE-BASED PAYMENT - Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	R$ 17.14	R$ 23.2
Interest rate	6.82%	6.82%
Volatility	36.50%	36.50%
Compass Gas e Energia [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	R$ 29.2	R$ 27.27
Comgas [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	29.2	R$ 78.58
Interest rate		6.82%
Volatility		32.81%
TRSP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	29.2	R$ 27.27
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	R$ 20.56	R$ 18.2
Interest rate	11.53%	6.94%
Volatility	27.70%	26.51%